LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.22%
INVESTMENT COMPANIES–96.22%
Equity Funds–38.39%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	26,303,786	$ 337,740,612
LVIP SSGA Mid-Cap Index Fund	27,328,047	334,877,889
LVIP SSGA S&P 500 Index Fund	86,618,623	1,662,471,225
LVIP SSGA Small-Cap Index Fund	16,105,524	495,486,457
LVIP T. Rowe Price Growth Stock Fund	7,398,630	341,602,133
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,091,341	85,673,435
		3,257,851,751
Fixed Income Funds–25.50%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	22,756,543	225,471,827
LVIP Delaware Bond Fund	46,065,966	622,627,599
LVIP JPMorgan High Yield Fund	19,369,860	205,785,393
LVIP PIMCO Low Duration Bond Fund	21,838,032	218,423,995
LVIP SSGA Bond Index Fund	20,678,022	231,449,103
LVIP SSGA Short-Term Bond Index Fund	3,465,642	35,363,415
LVIP Western Asset Core Bond Fund	63,701,200	624,590,262
		2,163,711,594
Global Equity Fund–3.08%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	26,940,649	261,647,577
		261,647,577
Global Fixed Income Fund–0.91%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	6,783,437	76,971,659
		76,971,659
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–28.34%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS International Growth Fund	29,006,754	$ 524,558,144
LVIP Mondrian International Value Fund	15,420,577	254,917,552
LVIP SSGA Developed International 150 Fund	31,133,840	251,623,698
LVIP SSGA Emerging Markets 100 Fund	19,056,522	164,705,521
LVIP SSGA Emerging Markets Equity Index Fund	30,533,461	337,822,209
LVIP SSGA International Index Fund	95,434,396	871,888,641
		2,405,515,765
Total Affiliated Investments (Cost $6,771,705,495)		8,165,698,346

UNAFFILIATED INVESTMENTS–3.80%
INVESTMENT COMPANIES–3.80%
Equity Fund–0.99%
✠Fidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	2,719,751	83,822,726
		83,822,726
Money Market Fund–2.81%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	238,566,401	238,566,401
		238,566,401
Total Unaffiliated Investments (Cost $323,250,280)		322,389,127

TOTAL INVESTMENTS–100.02% (Cost $7,094,955,775)	8,488,087,473
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(1,904,779)
NET ASSETS APPLICABLE TO 594,521,337 SHARES OUTSTANDING–100.00%	$8,486,182,694

LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
✧✧ Standard Class shares.
✠ Initial Class.

The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(8)	Australian Dollar	$(568,720)	$(565,034)	6/17/19	$—	$(3,686)
(22)	British Pound	(1,795,200)	(1,831,845)	6/17/19	36,645	—
(24)	Euro	(3,386,550)	(3,417,099)	6/17/19	30,549	—
3	Japanese Yen	340,444	338,684	6/17/19	1,760	—
					68,954	(3,686)
Interest Rate Contract:
2,401	U.S. Treasury 5 yr Notes	278,103,328	275,966,858	6/28/19	2,136,470	—
Total Futures Contracts					$2,205,424	$(3,686)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$8,165,698,346	$—	$—	$8,165,698,346
Unaffiliated Investment Companies	322,389,127	—	—	322,389,127
Total Investments	$8,488,087,473	$—	$—	$8,488,087,473
Derivatives:
Assets:
Futures Contracts	$2,205,424	$—	$—	$2,205,424
Liabilities:
Futures Contracts	$(3,686)	$—	$—	$(3,686)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Number of Shares 03/31/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.22%@
Equity Funds-38.39%@
✧✧LVIP SSGA Large Cap 100 Fund	$313,088,878	$1,164,011	$16,509,298	$(2,013,099)	$42,010,120	$337,740,612	26,303,786	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	312,241,272	1,164,011	22,686,938	(902,866)	45,062,410	334,877,889	27,328,047	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,473,823,761	60,200,373	68,801,692	9,821,518	187,427,265	1,662,471,225	86,618,623	—	—
✧✧LVIP SSGA Small-Cap Index Fund	519,330,830	1,903,812	99,587,510	(11,971,918)	85,811,243	495,486,457	16,105,524	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	313,863,586	1,164,011	22,527,140	(278,595)	49,380,271	341,602,133	7,398,630	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	79,070,522	291,003	8,381,530	323,571	14,369,869	85,673,435	3,091,341	—	—
Fixed Income Funds-25.50%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	220,401,425	10,298,293	9,717,008	(456,556)	4,945,673	225,471,827	22,756,543	—	—
✧✧LVIP Delaware Bond Fund	632,825,394	2,188,634	33,895,431	(1,383,606)	22,892,608	622,627,599	46,065,966	—	—
✧✧LVIP JPMorgan High Yield Fund	196,367,709	3,951,378	8,870,824	(593,423)	14,930,553	205,785,393	19,369,860	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	215,910,139	9,424,136	9,504,108	(92,509)	2,686,337	218,423,995	21,838,032	—	—
✧✧LVIP SSGA Bond Index Fund	225,480,480	9,417,208	9,864,356	(439,331)	6,855,102	231,449,103	20,678,022	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	35,561,787	764,636	1,555,850	8,991	583,851	35,363,415	3,465,642	—	—
✧✧LVIP Western Asset Core Bond Fund	634,026,592	2,189,307	36,977,274	(1,724,403)	27,076,040	624,590,262	63,701,200	—	—
Global Equity Fund-3.08%@
✧✧LVIP Clarion Global Real Estate Fund	173,918,672	68,321,625	8,498,760	(155,351)	28,061,391	261,647,577	26,940,649	—	—
Global Fixed Income Fund-0.91%@
✧✧LVIP Global Income Fund	75,792,209	2,692,098	3,299,946	(30,560)	1,817,858	76,971,659	6,783,437	—	—
International Equity Funds-28.34%@
✧✧LVIP MFS International Growth Fund	500,292,277	1,777,094	40,154,931	1,433,487	61,210,217	524,558,144	29,006,754	—	—
✧✧LVIP Mondrian International Value Fund	249,067,468	876,506	16,364,172	(1,469,648)	22,807,398	254,917,552	15,420,577	—	—
✧✧LVIP SSGA Developed International 150 Fund	245,932,245	873,008	15,839,511	(1,166,645)	21,824,601	251,623,698	31,133,840	—	—
LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Number of Shares 03/31/19	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Emerging Markets 100 Fund	$167,121,534	$582,005	$10,217,364	$(624,332)	$7,843,678	$164,705,521	19,056,522	$—	$—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	331,304,905	1,164,011	26,568,159	1,808,413	30,113,039	337,822,209	30,533,461	—	—
✧✧LVIP SSGA International Index Fund	843,346,965	3,000,435	57,284,894	(5,502,273)	88,328,408	871,888,641	95,434,396	—	—
Total	$7,758,768,650	$183,407,595	$527,106,696	$(15,409,135)	$766,037,932	$8,165,698,346		$—	$—

@ As a percentage of Net Assets as of March 31, 2019.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Global Growth Allocation Managed Risk Fund–5